Other Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Summary of information about other financial assets and liabilities

	2022 US$m	2021 US$m

Other financial assets
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	207	134
Other financial assets	22	293
Financial instruments at amortised cost
Hedge collateral (including interest)	509	-
Other financial assets	30	-
Financial instruments at fair value through other comprehensive income
Other financial assets	29	-

Total other financial assets	797	427

Current	677	320
Non-current	120	107

Net carrying amount	797	427

Other financial liabilities
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	721	563
Other financial liabilities	-	9

Total other financial liabilities	721	572

Current	654	411
Non-current	67	161

Net carrying amount	721	572

Summary of detailed information about hedging activities

	2022	2021
Oil swaps (cash flow hedges)

Carrying amount (US$m)	(114)	(1)
Notional amount (MMbbl)	18	30
Maturity date	2023	2022-2023
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMbbl)	79	74
HH Corpus Christi commodity swaps (cash flow hedges)
Carrying amount (US$m)	26	31
Notional amount (TBtu)	58	65
Maturity date	2023-2024	2022-2023
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMBtu)	4	3
TTF Corpus Christi commodity swaps (cash flow hedges)
Carrying amount (US$m)	(469)	(465)
Notional amount (TBtu)	50	49
Maturity date	2023-2024	2022-2023
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMBtu)	16	9
TTF commodity swaps (cash flow hedges)
Carrying amount (US$m)	-	4
Notional amount (TBtu)	-	3
Maturity date	-	2022
Hedge ratio	-	1:1
Weighted average hedged rate (US$/MMBtu)	-	26
Interest rate swap (cash flow hedges)
Carrying amount (US$m)	55	(17)
Notional amount (US$m)	600	600
Maturity date	2027	2027
Hedge ratio	1:1	1:1
Weighted average hedged rate	1.7%	1.7%
Cross currency interest rate swap (cash flow and fair value hedges)
Carrying amount (US$m)	5	9
Notional amount (Swiss Franc)	175	175
Maturity date	2023	2023
Hedge ratio	1:1	1:1
Weighted average hedged rate	Three month USD LIBOR +2.8%	Three month US$ LIBOR +2.8%
FX forwards (cash flow hedges)
Carrying amount (US$m)	(17)	10
Notional amount (AUD$m)	1,037	934
Maturity date	2023-2025	2022-2025
Hedge Ratio	1:1	1:1
Weighted average hedged rate (AUD:USD)	0.68	0.71